Document and Entity Information	Sep. 05, 2019
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001388658
Document Type	8-K
Document Period End Date	Sep. 05, 2019
Entity Registrant Name	iRhythm Technologies, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-37918
Entity Tax Identification Number	20-8149544
Entity Address, Address Line One	650 Townsend Street
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94103
City Area Code	(415)
Local Phone Number	632-5700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, Par Value $.0001 Per Share
Trading Symbol	IRTC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false